BNY Mellon Sustainable U.S. Equity Fund, Inc.
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

Description	Shares	Value ($)
Common Stocks — 98.4%
Banks — 5.7%
First Horizon Corp.	356,201	8,050,143
JPMorgan Chase & Co.	66,956	20,181,877
		28,232,020
Capital Goods — 10.3%
AECOM	62,713	7,832,227
Carrier Global Corp.	74,922	4,884,914
GE Vernova, Inc.	14,360	8,802,249
Hubbell, Inc.	20,211	8,710,739
Ingersoll Rand, Inc.	111,872	8,885,993
Johnson Controls International PLC	52,298	5,590,133
Trane Technologies PLC	15,180	6,308,808
		51,015,063
Commercial & Professional Services — 3.0%
Veralto Corp.	68,075	7,228,884
Waste Management, Inc.	35,117	7,950,138
		15,179,022
Consumer Discretionary Distribution & Retail — 4.7%
Amazon.com, Inc.(a)	101,739	23,298,231
Consumer Staples Distribution & Retail — 4.5%
Costco Wholesale Corp.	14,780	13,942,270
Walmart, Inc.	87,106	8,447,540
		22,389,810
Financial Services — 6.5%
CME Group, Inc.	27,552	7,342,884
Mastercard, Inc., Cl. A	19,062	11,347,418
The Goldman Sachs Group, Inc.	18,050	13,451,762
		32,142,064
Food, Beverage & Tobacco — .8%
Darling Ingredients, Inc.(a)	117,501	3,990,334
Health Care Equipment & Services — 8.6%
Abbott Laboratories	54,882	7,280,646
Alcon AG	78,764	6,286,155
Boston Scientific Corp.(a)	102,395	10,802,672
DexCom, Inc.(a)	69,785	5,257,602
IDEXX Laboratories, Inc.(a)	14,028	9,077,379
UnitedHealth Group, Inc.	12,785	3,961,688
		42,666,142
Household & Personal Products — 1.1%
The Estee Lauder Companies, Inc., Cl. A	60,085	5,511,597
Insurance — 4.1%
Aon PLC, Cl. A	19,412	7,124,204
Assurant, Inc.	30,912	6,664,936
RenaissanceRe Holdings Ltd.	27,152	6,597,665
		20,386,805
Materials — 2.9%
Crown Holdings, Inc.	48,343	4,804,327

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks — 98.4% (continued)
Materials — 2.9% (continued)
International Paper Co.	84,785	4,212,119
Linde PLC	11,615	5,555,339
		14,571,785
Media & Entertainment — 4.3%
Alphabet, Inc., Cl. A	99,600	21,205,836
Pharmaceuticals, Biotechnology & Life Sciences — 3.0%
AbbVie, Inc.	37,593	7,909,567
Thermo Fisher Scientific, Inc.	14,785	7,284,865
		15,194,432
Semiconductors & Semiconductor Equipment — 13.3%
Broadcom, Inc.	22,045	6,555,962
Micron Technology, Inc.	66,289	7,889,054
NVIDIA Corp.	295,298	51,435,006
		65,880,022
Software & Services — 14.4%
Bentley Systems, Inc., Cl. B	93,446	5,200,270
Intuit, Inc.	18,542	12,367,514
Microsoft Corp.	79,437	40,249,934
ServiceNow, Inc.(a)	7,488	6,869,940
Synopsys, Inc.(a)	11,026	6,654,411
		71,342,069
Technology Hardware & Equipment — 7.9%
Apple, Inc.	135,860	31,538,540
TE Connectivity PLC	36,509	7,539,109
		39,077,649
Utilities — 3.3%
Constellation Energy Corp.	30,769	9,476,236
NextEra Energy, Inc.	96,196	6,930,922
		16,407,158
Total Common Stocks (cost $265,727,953)		488,490,039

	1-Day Yield (%)
Investment Companies — 1.6%
Registered Investment Companies — 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(b) (cost $7,851,267)	4.41	7,851,267	7,851,267
Total Investments (cost $273,579,220)		100.0%	496,341,306
Liabilities, Less Cash and Receivables		(.0%)	(54,126)
Net Assets		100.0%	496,287,180

(a)	Non-income producing security.
(b)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Sustainable U.S. Equity Fund, Inc.
August 31, 2025 (Unaudited)
The following is a summary of the inputs used as of August 31, 2025 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	488,490,039	—	—	488,490,039
Investment Companies	7,851,267	—	—	7,851,267
	496,341,306	—	—	496,341,306

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Directors  (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At August 31, 2025, accumulated net unrealized appreciation on investments was $222,762,086, consisting of $234,265,599 gross unrealized appreciation and $11,503,513 gross unrealized depreciation.
At August 31, 2025, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.